GREENBERG TRAURIG, LLP
2700 Two Commerce Square
2001 Market Street
Philadelphia, PA 19103
Phone: (215) 988-7800

Steven M. Felsenstein, Esq.
Direct Dial:  (215) 988-7837
Direct Fax:  (215) 717-5248
E-mail:  felsenssteins@gtlaw.com

January 21, 2010

VIA EDGAR TRANSMISSION

U. S. Securities and Exchange Commission
100 F Street, N.E.
Washington, DC  20549

Re:      New Century Portfolios
SEC File Nos. 33-24041/811-5646

Ladies and Gentlemen:

On behalf of the New Century Portfolios (the “Trust”), attached herewith for filing pursuant to paragraph (a) of Rule 485 under the Securities Act of 1933, as amended (the “1933 Act”), please find Post-Effective Amendment No. 29 to the Trust’s Registration Statement on Form N-1A (“PEA No. 29”).

PEA No. 29 is being filed to: (i) update financial information and other information required in connection with the annual update of the Trust’s registration statement; (ii) revise the registration statement to comply with amendments to Form N-1A adopted by the Commission for filings made after January 1, 2010, (iii) make certain other non-material changes; and (iv) add appropriate exhibits and consents.   The Trust expects to file a further post-effective amendment pursuant to Rule 485(b) to include or incorporate the Trust’s financial information for the fiscal year ended October 31, 2009.

While PEA No. 29 does not contain any disclosures that would render it ineligible to become effective pursuant to paragraph (b) of Rule 485 under the 1933 Act, the adoption by the Commission of amendments to Form N-1A requires that this amendment be submitted as a Rule 485(a) filing.  The Trust respectfully requests that the staff grant acceleration for this post-effective amendment not later than March 1, 2010.

Questions concerning PEA No. 29 may be directed to Steven M. Felsenstein, Esq. at (215) 988-7837, or in his absence, .Richard Cutshall, Esq. at (312) 476-5121.

Very truly yours,

/s/ Steven M. Felsenstein
Steven M. Felsenstein

cc:        Nicole M. Tremblay, Esq.
Richard Cutshall, Esq.